SHARE-BASED COMPENSATION - Share Option Award Plan (Details) shares in Millions	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Outstanding, beginning of the year (in shares) | shares	4.7	5.1
Granted during the year (in shares) | shares	1.0	0.8
Exercised (in shares) | shares	(0.2)	(0.4)
Forfeited (in shares) | shares	(0.1)	(0.8)
Expired (in shares) | shares	(0.2)	0.0
Outstanding, end of the year (in shares) | shares	5.2	4.7
Exercisable, end of the year (in shares) | shares	3.0	2.8
Outstanding, beginning of the year (C$ per share)	$ 4.86	$ 4.82
Granted (C$ per share)	3.70	4.02
Exercised (C$ per share)	3.26	3.12
Forfeited (C$ per share)	3.94	4.74
Expired (C$ per share)	3.26	0
Outstanding, end of the year (C$ per share)	4.77	4.86
Exercisable, end of the year (C$ per share)	$ 5.38	$ 5.18
Closing foreign exchange rate (C$ per share)	1.3205